Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Disclosure of revenue
Revenue recorded in the Consolidated Statement of Comprehensive Income/(Loss) consists of the following:

For the years ended December 31,	2022 $000s	2021 $000s	2020 $000s
Contract revenue	2,090	9,979	8,341
Grant income	13,528	7,409	3,427
Total revenue	15,618	17,388	11,768

Disclosure of disaggregation of revenue from contracts with customers
The Group disaggregates contract revenue in a manner that depicts how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors. The Group disaggregates revenue based on contract revenue or grant revenue, and further disaggregates contract revenue based on the transfer of control of the underlying performance obligations.

Timing of contract revenue recognition For the years ended December 31,	2022 $000s	2021 $000s	2020 $000s
Transferred at a point in time – Licensing Income[1]	527	6,809	2,054
Transferred over time[2]	1,563	3,171	6,286
	2,090	9,979	8,341
1    2022 – Attributed to Non-Controlled Founded Entities segment ( $19 thousand) and to Parent Company and Other ($509 thousand); 2021 – Attributed to the Internal segment ($6,500 thousand), Non-Controlled Founded Entities segment ($74 thousand), and to Parent Company and Other ($235 thousand); 2020 – Attributed to Parent Company and Other. See note 4, Segment information.
2    2022 – Attributed to Controlled Founded Entities segment ($1,500 thousand) and to Non-Controlled Founded Entities segment ($63 thousand ); 2021 – Attributed to Internal segment ($1,629 thousand), Non-Controlled Founded Entities segment ($41 thousand), and to Controlled Founded Entities segment ($1,500 thousand). 2020 – Attributed to Internal segment ($5,297 thousand), Controlled Founded Entities segment ($896 thousand), and to Non-Controlled Founded Entities segment ($93 thousand). See Note 4, Segment Information.

Customers over 10% of revenue	2022 $000s	2021 $000s	2020 $000s
Customer A	—	—	1,518
Customer B	1,500	1,500	896
Customer C	—	—	2,043
Customer D	—	7,250	1,736
Customer E	—	—	2,000
Customer F	509	—	—
	2,009	8,750	8,193

Disclosure of contract balances	Contract liabilities are included within deferred revenue on the Consolidated Statement of Financial Position.

Contract Balances	2022 $000s	2021 $000s
Accounts receivable	606	704
Deferred revenue – short term	—	65